INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES	INVENTORIES

	At December 31,
	2022	2021
Materials and supplies	$750	$669
In-process	123	132
Concentrate	47	58
Precious metals	59	71
	$979	$930
STOCKPILES AND ORE ON LEACH PADS

	At December 31, 2022			At December 31, 2021
	Stockpiles	Ore on Leach Pads	Total	Stockpiles	Ore on Leach Pads	Total
Current	$480	$294	$774	$491	$366	$857
Non-current	1,391	325	1,716	1,442	333	1,775
Total	$1,871	$619	$2,490	$1,933	$699	$2,632
In 2022, the Company recorded write-downs of $156 and $53, classified as components of Costs applicable to sales and Depreciation and amortization, respectively, to reduce the carrying value of stockpiles and ore on leach pads to net realizable value. Of the write-downs in 2022, $71 was related to NGM, $49 to Yanacocha, $45 to CC&V, $28 to Akyem, $12 to Ahafo, and $4 to Merian.
In 2021, the Company recorded write-downs of $45 and $19, classified as components of Costs applicable to sales and Depreciation and amortization, respectively, to reduce the carrying value of stockpiles and ore on leach pads to net realizable value. Of the write-downs in 2021, $25 was related to Yanacocha, $21 to CC&V, and $18 to NGM.
In 2020, the Company recorded write-downs of $42 and $22, classified as components of Costs applicable to sales and Depreciation and amortization, respectively, to reduce the carrying value of stockpiles and ore on leach pads to net realizable value. Of the write-downs in 2020, $40 was related to NGM and $24 to Yanacocha.